Quarterly Information (unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings [Abstract]
Earnings from continuing operations		$ 4,705	$ 2,803	$ 2,884	$ 2,254	$ 4,709	$ 2,263	$ 2,538	$ 2,701	$ 12,646	$ 12,211	$ 12,035
Losses from discontinued operations, net of tax		634	706	661	698	(1,345)	918	761	810	2,699	1,144	1,829
Net earnings		5,339	3,509	3,545	2,952	3,364	3,181	3,299	3,511	15,345	13,355	13,864
Less net earnings (loss) attributable to noncontrolling interests		187	(28)	0	(47)	158	(10)	166	(16)	112	298	223
Net Income (Loss) Attributable to Parent		$ 5,152	$ 3,537	$ 3,545	$ 2,999	$ 3,206	$ 3,191	$ 3,133	$ 3,527	15,233	13,057	13,641
Preferred stock dividends declared										0	0	0
Net earnings (loss) attributable to GE common shareowners										$ 15,233	$ 13,057	$ 13,641
Earnings From Continuing Operations Per Share [Abstract]
Diluted earnings per share		$ 0.45	$ 0.28	$ 0.28	$ 0.23	$ 0.45	$ 0.22	$ 0.23	$ 0.26	$ 1.24	$ 1.16	$ 1.12
Basic earnings per share		0.45	0.28	0.29	0.23	0.45	0.22	0.23	0.26	1.25	1.16	1.12
Earnings Per Share Discontinued Operations [Abstract]
Earnings (loss) from discontinued operations-Diluted		0.06	0.07	0.07	0.07	(0.13)	0.09	0.07	0.08	0.27	0.11	0.17
Earnings (loss) from discontinued operations-Basic		0.06	0.07	0.07	0.07	(0.13)	0.09	0.07	0.08	0.27	0.11	0.17
Earnings Per Share [Abstract]
Diluted earnings per share		0.51	0.35	0.35	0.3	0.32	0.31	0.3	0.34	1.5	1.27	1.29
Basic earnings per share		$ 0.51	$ 0.35	$ 0.35	$ 0.3	$ 0.32	$ 0.31	$ 0.3	$ 0.34	$ 1.51	$ 1.28	$ 1.29
Revenues										$ 132,208	$ 128,986	$ 127,891	$ 126,548	$ 128,560
Earnings from continuing operations attributable to GE common shareowners										12,534	11,913	11,812
GE
Earnings [Abstract]
Earnings from continuing operations	[1]									12,484	12,158	11,972
Losses from discontinued operations, net of tax	[1]									2,699	1,144	1,829
Net earnings	[2]									15,183	13,302	13,801
Less net earnings (loss) attributable to noncontrolling interests	[2]									(50)	245	160
Net Income (Loss) Attributable to Parent	[2]									15,233	13,057	13,641
Preferred stock dividends declared	[1]									0	0	0
Net earnings (loss) attributable to GE common shareowners	[1]									15,233	13,057	13,641
Earnings Per Share [Abstract]
Sales of goods and services		$ 31,046	$ 26,025	$ 26,226	$ 24,011	$ 28,826	$ 25,262	$ 24,623	$ 22,303
Gross profit from sales		7,867	6,148	6,090	5,326	6,820	5,691	6,006	4,867
Revenues	[1]									112,545	108,894	108,065
Earnings from continuing operations attributable to GE common shareowners	[1]									12,534	11,913	11,812
GECC
Earnings [Abstract]
Earnings from continuing operations										4,692	5,047	4,596
Losses from discontinued operations, net of tax										2,704	1,210	1,682
Net earnings										7,396	6,257	6,278
Less net earnings (loss) attributable to noncontrolling interests										162	53	63
Net Income (Loss) Attributable to Parent										7,234	6,204	6,215
Preferred stock dividends declared										322	298	123
Net earnings (loss) attributable to GE common shareowners										6,912	5,906	6,092
Earnings Per Share [Abstract]
Revenues		7,121	6,384	6,275	6,564	7,481	6,535	6,432	6,560	26,344	27,008	26,571	$ 28,330	$ 28,848
Earnings from continuing operations attributable to GE common shareowners		$ 1,278	$ 843	$ 1,163	$ 1,246	$ 2,053	$ 893	$ 1,040	$ 1,008	$ 4,208	$ 4,696	$ 4,410

[1]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.
[2]	(a) Represents the adding together of all affiliated companies except Gener al Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis.